Derivative Instruments (Schedule Of Net Unrealized Appreciation (Depreciation) On Futures And Forward Currency Contracts By Settlement Currency Type) (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 7,297,674	$ 5,130,564
Percent of Total	100.00%	100.00%
Australian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	601,558	(1,068,159)
Percent of Total	8.24%	(20.82%)
British Pound [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	200,024	(281,809)
Percent of Total	2.74%	(5.49%)
Canadian Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	413,483	(27,452)
Percent of Total	5.67%	(0.54%)
Czech Koruna [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(10,705)	150,986
Percent of Total	(0.15%)	2.94%
Euro [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,804,353	3,057,320
Percent of Total	24.73%	59.59%
Hong Kong Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	310,030	246,176
Percent of Total	4.25%	4.80%
Hungarian Forint [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	17,183	(1,002,638)
Percent of Total	0.24%	(19.54%)
Japanese Yen [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	1,148,992	1,874,035
Percent of Total	15.74%	36.53%
Korean Won [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	210,778	12,927
Percent of Total	2.89%	0.25%
Malaysian Ringgit [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	32,728
Percent of Total	0.45%
Mexican Peso [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		6,688
Percent of Total		0.13%
Norwegian Krone [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(35,963)	(19,932)
Percent of Total	(0.49%)	(0.39%)
Polish Zloty [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	99,571	357,590
Percent of Total	1.36%	6.97%
Romanian Leu [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		32,777
Percent of Total		0.64%
Singapore Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	92,918	20,514
Percent of Total	1.27%	0.40%
South African Rand [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	402,690	(18,651)
Percent of Total	5.52%	(0.36%)
Swedish Krona [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	(83,625)	(208,663)
Percent of Total	(1.15%)	(4.07%)
Swiss Franc [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		(17,268)
Percent of Total		(0.34%)
Taiwan Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		28,683
Percent of Total		0.56%
Thai Baht [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)		49,652
Percent of Total		0.97%
Turkish Lira [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	601,652	(67,516)
Percent of Total	8.24%	(1.32%)
U.S. Dollar [Member]
Derivative [Line Items]
Total Net Unrealized Appreciation (Depreciation)	$ 1,492,007	$ 2,005,304
Percent of Total	20.45%	39.09%